Related Party Transactions - Additional Information (Details) - Transaction And Professional Services Agreement - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party transaction, terminated date	Dec. 22, 2021
H.I.G Capital LLC
Related Party Transaction [Line Items]
Annual management fee invoiced on quarterly basis	$ 870,000
Related party transaction, amount outstanding	0	$ 0
Related party transaction, management fee	871,000	$ 872,000
Related party transaction supplemental fees	$ 4,736,000